SHORT-TERM BANK LOANS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 9 – SHORT-TERM BANK LOANS

Short-term bank loans

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of,
				June 30, 2026	December 31, 2025
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$542,217	$577,455
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	215,136	235,422
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	101,863	112,931
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	133,986	141,924
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	336,644	357,637

			Total:	$1,329,846	$1,425,369

The bank loans were primarily obtained for general working capital.

As of June 30, 2026 and December 31, 2025, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. In light of this covenant, these bank loans have been classified as current liabilities, irrespective of their contractual repayment terms. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate for the six months ended June 30, 2026 and 2025 was determined on the market prevailing rates of 2.75% per annum and range of 3.00% to 3.75% per annum, respectively. All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in February 2030, May 2030, December 2031, May 2032, and May 2033, respectively.

Interest expense on the bank loans totaled $19,358 and $21,431 during the six months ended June 30, 2026 and 2025, respectively.